Related Party Transactions - Schedule of Allocated Corporate General and Administrative Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
General and administrative	$ 82,373	$ 74,244	$ 75,583
Weyerhaeuser [Member]
Related Party Transaction [Line Items]
General and administrative	$ 10,735	$ 22,884	$ 20,547